                        UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.   20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of Honeywell International Inc. Phone(973) 455-5681
Signature, Place, and Date of Signing:

/s/ Edward T. Tokar  Morris Township, New Jersey May 10, 2001
-------------------
Edward T. Tokar

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdingsfor this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE





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                       Form 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       61

Form 13F Information Table Value Total:       $335,398
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
1.         28-7176                   Allied Capital Management LLC

                                   13F REEPORT
                                  MARCH 31, 2001
                NAME OF REPORTING MANAGER:  HONEYWELL INTERNATIONAL INC.

                              TITLE           VALUE  SHR/    SH/  PUT/  INVSTMNT        VOTING   AUTHORITY
NAME OF ISSUER               OF CLASS  CUSIP (X$1000)PRN AMT PRN  CALL  DSCRTN  MANAGER  SOLE   SHARED NONE
AMERICAN GEN CORP               COM 026351106  2,012  52,600  SH   N/A   DEFINED  1     52,600
AMERICAN STD COS INC DEL        COM 029712106  8,246 139,600  SH   N/A   DEFINED  1    139,600
APOGEE ENTERPRISES INC          COM 037598109      1     100  SH   N/A   DEFINED  1        100
ARCHER DANIELS MIDLAND CO       COM 039483102  8,093 615,425  SH   N/A   DEFINED  1    615,425
ARROW ELECTRS INC               COM 042735100  1,322  58,500  SH   N/A   DEFINED  1     58,500
AVICI SYS INC                   COM 05367L109     89  11,153  SH   N/A   DEFINED  1     11,153
BALL CORP                       COM 058498106  5,890 128,400  SH   N/A   DEFINED  1    128,400
BELLSOUTH CORP                  COM 079860102  7,141 174,500  SH   N/A   DEFINED  1    174,500
BURLINGTON RES INC              COM 122014103  8,565 191,400  SH   N/A   DEFINED  1    191,400
CIGNA CORP                      COM 125509109  7,515  70,000  SH   N/A   DEFINED  1     70,000
CANADIAN PAC LTD NEW            COM 135923100  9,722 264,900  SH   N/A   DEFINED  1    264,900
CAREMARK RX INC                 COM 141705103  7,824 600,000  SH   N/A   DEFINED  1    600,000
CHEVRON CORP                    COM 166751107  8,341  95,000  SH   N/A   DEFINED  1     95,000
CITIGROUP INC                   COM 172967101  1,643  36,533  SH   N/A   DEFINED  1     36,533
COCA COLA CO                    COM 191216100  6,489 143,700  SH   N/A   DEFINED  1    143,700
COMMSCOPE INC                   COM 203372107  4,562 273,500  SH   N/A   DEFINED  1    273,500
COMPAQ COMPUTER CORP            COM 204493100  4,570 251,100  SH   N/A   DEFINED  1    251,100
CONSTELLATION BRANDS INC       CL A 21036P108  8,933 124,500  SH   N/A   DEFINED  1    124,500
CONSTELLATION ENERGY GRP        COM 210371100  8,379 190,000  SH   N/A   DEFINED  1    190,000
DEERE & CO                      COM 244199105  2,722  74,900  SH   N/A   DEFINED  1     74,900
DIAL CORP NEW                   COM 25247D101    716  57,300  SH   N/A   DEFINED  1     57,300
FIRST DATA CORP                 COM 319963104  6,108 102,300  SH   N/A   DEFINED  1    102,300
FLOWSERVE CORP                  COM 34354P105  5,926 264,100  SH   N/A   DEFINED  1    264,100
FORTUNE BRANDS INC              COM 349631101  8,755 254,500  SH   N/A   DEFINED  1    254,500
GRACE W R & CO DEL NEW          COM 38388F108    167  72,500  SH   N/A   DEFINED  1     72,500
HCA-HEALTHCARE CO               COM 404119109  7,249 180,000  SH   N/A   DEFINED  1    180,000
HONEYWELL INTL INC              COM 438516106    918  22,500  SH   N/A   DEFINED  1     22,500
HOUSEHOLD INTL INC              COM 441815107  7,695 129,900  SH   N/A   DEFINED  1    129,900
ITT INDS INC                    COM 450911102  6,921 178,600  SH   N/A   DEFINED  1    178,600
INFORMIX CORP                   COM 456779107  3,000 555,000  SH   N/A   DEFINED  1    555,000
INTERNATIONAL BUSINESS MACHS    COM 459200101  5,386  56,000  SH   N/A   DEFINED  1     56,000
JOHNSON CTLS INC                COM 478366107  8,226 131,700  SH   N/A   DEFINED  1    131,700
LIMITED INC                     COM 532716107  3,990 253,800  SH   N/A   DEFINED  1    253,800
LOCKHEED MARTIN CORP            COM 539830109  7,098 199,100  SH   N/A   DEFINED  1    199,100
MAVERICK TUBE CORP              COM 577914104  2,775 134,700  SH   N/A   DEFINED  1    134,700
MOTOROLA INC                    COM 620076109  3,529 247,500  SH   N/A   DEFINED  1    247,500
NCR CORP NEW                    COM 62886E108  6,237 159,800  SH   N/A   DEFINED  1    159,800
NORFOLK SOUTHERN CORP           COM 655844108  5,064 302,500  SH   N/A   DEFINED  1    302,500
PALL CORP                       COM 696429307  6,449 294,200  SH   N/A   DEFINED  1    294,200
PENTAIR INC                     COM 709631105  3,185 125,000  SH   N/A   DEFINED  1    125,000
POPULAR INC                     COM 733174106  1,944  66,000  SH   N/A   DEFINED  1     66,000
POTASH CORP SASK INC            COM 73755L107  6,039 104,100  SH   N/A   DEFINED  1    104,100
PRAXAIR INC                     COM 74005P104  8,484 190,000  SH   N/A   DEFINED  1    190,000
RADIAN GROUP INC                COM 750236101  8,022 118,400  SH   N/A   DEFINED  1    118,400
SCHEIN HENRY INC                COM 806407102  5,825 158,500  SH   N/A   DEFINED  1    158,500
SENSORMATIC ELECTRS CORP        COM 817265101  7,800 410,500  SH   N/A   DEFINED  1    410,500
SUIZA FOODS CORP                COM 865077101  8,175  70,000  SH   N/A   DEFINED  1    170,000
SUN MICROSYSTEMS INC            COM 866810104  1,045  68,000  SH   N/A   DEFINED  1     68,000
SYBASE INC                      COM 871130100  5,685 366,800  SH   N/A   DEFINED  1    366,800
TELEFLEX INC                    COM 879369106  7,187 175,500  SH   N/A   DEFINED  1    175,500
TELEFONOS DE MEXICO S A         ADR 879403780  5,362 170,000  SH   N/A   DEFINED  1    170,000
THORATEC CORP                   COM 885175307     94  11,000  SH   N/A   DEFINED  1     11,000
TIMKEN CO                       COM 887389104  3,621 231,400  SH   N/A   DEFINED  1    231,400
TYCO INTL LTD NEW               COM 902124106  6,692 154,800  SH   N/A   DEFINED  1    154,800
UST INC                         COM 902911106  6,896 229,500  SH   N/A   DEFINED  1    229,500
ULTRAMAR DIAMOND SHAMROCK       COM 904000106  7,587 209,700  SH   N/A   DEFINED  1    209,700
UNION PAC CORP                  COM 907818108  7,976 141,800  SH   N/A   DEFINED  1    141,800
VALERO ENERGY CORP              COM 91913Y100  5,925 166,900  SH   N/A   DEFINED  1    166,900
WELLPOINT HEALTH NETWORKS INC   COM 94973H108  6,548  68,700  SH   N/A   DEFINED  1     68,700
WESTERN RES INC                 COM 959425109  6,900 289,300  SH   N/A   DEFINED  1    289,300
ZALE CORP NEW                   COM 988858106  6,139 211,700  SH   N/A   DEFINED  1    211,700
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